Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Operating expenses:
Research and development	$ 3,680,280	$ 1,557,039	$ 1,707,367	$ 6,914,756
General and administrative	2,906,020	1,050,672	823,179	5,035,729
Total operating expenses	6,586,300	2,607,711	2,530,546	11,950,485
Loss from operations	(6,586,300)	(2,607,711)	(2,530,546)	(11,950,485)
Other income (expense):
Other income (expense)	(30,241)	(4,642)	84	(36,352)
Total other income (expense), net	(30,241)	(4,642)	84	(36,352)
Net loss	$ (6,616,541)	$ (2,612,353)	$ (2,530,462)	$ (11,986,837)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.47)	$ (0.42)	$ (1.58)	$ (5.19)
Weighted-average shares used to compute net loss per share, basic and diluted (in Shares)	14,201,955	6,290,262	1,605,734	2,308,704
Pro-forma net loss per share attributable to common stockholders, basic and diluted (unaudited) (in Dollars per share)			$ (1.13)	$ (3.31)
Pro-forma weighted-average shares used to compute pro-forma net loss per share, basic and diluted (unaudited) (in Dollars per share)			$ 2,234,664	$ 3,622,084